Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables, Net [Line Items]
Discount and return provision amounts	$ 38,735	$ 30,867
Trade receivables	1,356	3,548
Trade Receivables [Member]
Trade and Other Receivables, Net [Line Items]
Impairment balance	16,183	14,509
Other Receivables [Member]
Trade and Other Receivables, Net [Line Items]
Impairment balance	$ 82	$ 2,401